Income Tax (Provision for Income Tax from Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ 584	$ (56)	$ 85
State and local	10	9	2
Foreign	556	779	422
Subtotal	1,150	732	509
Deferred:
Federal	701	1,597	(250)
State and local	0	(1)	(11)
Foreign	297	137	413
Subtotal	998	1,733	152
Current and Deferred:
Provision for income tax expense (benefit)	$ 2,148	$ 2,465	$ 661